Crewing costs - Summary of crew expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Short-term crew benefits (i.e. wages, victualling, insurance)	$ 73,822	$ 81,510
Other crew related costs	11,225	12,775
Total crewing cost	$ 85,047	$ 94,285